Equity - Other reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [line items]
At the beginning of the year	$ (1,324,887)
Changes in non-controlling interests	58	$ (20,749)	$ 2,524
Share-based compensation reserve (Note 29)	1,800
Remeasurement of defined benefit obligations net for income tax	(188)	(208)	277
At the end of the year	(1,321,142)	(1,324,887)
Other reserves
Disclosure of reserves within equity [line items]
At the beginning of the year	(1,324,887)	(1,324,731)	(1,344,008)
Changes in non-controlling interests	2,027	(60)	19,112
Share-based compensation reserve (Note 29)	1,800
Remeasurement of defined benefit obligations net for income tax	(82)	(96)	165
At the end of the year	$ (1,321,142)	$ (1,324,887)	$ (1,324,731)